Debt with related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Debt with related parties

Note 13 - Debt with related parties

13.1.
Transactions with related parties

	December 31, 2023		December 31, 2022		December 31, 2021
Interest expense on Promissory Notes payable to shareholders	Ps.	152,063	Ps.	151,198	Ps.	133,406
Interest expense on Promissory Notes payable to other related parties		389,021		386,966		341,585
Interest expense on Promissory Notes payable to key Management personnel		14,349		14,162		12,392
Interest expense on Promissory Notes payable to close family member of key Management		1,449		1,430		1,251
Costs of modification and remeasurement of Promissory Notes payable to shareholder		20,719		—		—
Costs of modification and remeasurement of Promissory Notes payable to other related party		59,951		—		—
Costs of modification and remeasurement of Promissory Notes payable to key management personnel		2,019		—		—
Costs of modification and remeasurement of Promissory Notes payable to close member family of key management		204		—		—
Deferred bonus expense payable to key Management personnel		—		11,787		4,187
Interest accrued on bonus payable to key Management personnel		4,523		3,460		3,077
Professional fees payable to other related parties (1)		1,868		2,048		2,085
Total	Ps.	646,166	Ps.	571,051	Ps.	497,983

(1)
Corresponds to the annual payment made on an arms-length transaction to QS Management Ltd which is a related party of QS BBB, related to professional services.
13.2.
Balances with related parties

	December 31, 2023		December 31, 2022
Current Liabilities
Deferred bonus payable to related parties (2)	Ps.	43,161	Ps.	—
Other bonus payable		35,269		43,834
Total	Ps.	78,430	Ps.	43,834
Non-Current Liabilities
Debt with related parties (1)	Ps.	4,340,452	Ps.	4,276,058
Deferred Bonus payable to related parties (2)		—		44,528
Total	Ps.	4,340,452	Ps.	4,320,586

(1)
Corresponds to Promissory Notes
(2)
Part of this payment was deferred and accrued interest at a rate from 10% to 15%, and will be paid in an exit event (such as an IPO). See Note 5.1 and the corresponding interest in Note 13.1.
13.3.
As of December 31, 2023 and 2022, the Company’s debt under Promissory Notes was as follows:

Debt with related parties

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	1,592,780	2,565,678	4,158,458	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	70,953	108,292	179,245	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	1,689	1,060	2,749	14%	Dec 2026	Guaranteed
Total	100,397,329		1,665,422	2,675,030	4,340,452

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Debt with related parties

	December 31, 2022
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	1,825,472	2,272,766	4,098,238	14%	May 2024	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	81,318	93,796	175,114	15%	May 2024	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	1,936	770	2,706	14%	May 2024	Guaranteed
Total	100,397,329		1,908,726	2,367,332	4,276,058

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Terms and conditions of the Promissory Notes

a.
Senior Promissory Notes: On November 30, 2016, BBB Foods Inc. entered into a Senior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “Senior Notes”) in the aggregate amount of US$94,747,329. In Mexican peso, the principal amounts were Ps.1,600,614 and Ps.1,834,450, as of December 31, 2023 and 2022, respectively (of which 99.5% was due to related parties and 0.5% to third parties, as shown below) with an original term of 6 years (with a maturity date of November 30, 2022), bearing interest at an annual rate of 14%, with principal and interest payable at maturity. Accrued interest was Ps.2,578,298 (US$152,620,740), and Ps.2,283,945 (US$117,963,235), as of December 31, 2023 and 2022, respectively (See Note 5.3 for exchange rates used). On November 23, 2021, the holders of the Senior Notes agreed to extend the maturity thereof for almost 2 years, to May 31, 2024. On October 23, 2023, the Company signed a new amendment to extend the maturity to December 31, 2026 agreeing to pay an additional amount of US$4,100,000 at maturity to the registered holders, and an advisory fee of US$400,000 to QS Management Ltd., in order to modify the existing terms and conditions of the original debt, which leads to classify the transaction as a modification of debt. Consequently, these additional amounts adjusted the carrying amount of the liability related to this modification with the corresponding loss recognized as finance costs. Subsequently, as of December 31, 2023, the Company remeasured the amortized cost of the debt due to changes on the expectation of cash flows and recognized an additional loss. As follows the breakdown for each concept:

	Modification of debt		Remeasurement of debt
Debt - Third parties (Note 14)	Ps.	258	Ps.	132
Related parties		52,518		26,894
Total	Ps.	52,776	Ps.	27,026

As mentioned above, the holders of the Senior Notes include related parties, such as shareholders, as well as third parties, so the total amount of the Senior Notes has been split to show the nature of the counterparty creditors. See Note 14 for further information.

Amounts outstanding under the Senior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	4,158,458	Ps.	4,098,238
Debt - Third parties (Note 14)		20,454		20,158
Total	Ps.	4,178,912	Ps.	4,118,396

The related parties were as follows:

	December 31, 2023		December 31, 2022
BBB Foods Inc. shareholders	Ps.	1,122,056	Ps.	1,105,807
Investment fund related to QS BBB (see Note 1)		3,035,234		2,991,279
Key management personnel		1,168		1,152
Total	Ps.	4,158,458	Ps.	4,098,238

b.
2017 Junior Promissory Notes: On August 9, 2017, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “2017 Junior Notes") in the aggregate amount of US$5,000,000. In Mexican peso the principal amounts were Ps.84,468 and Ps.96,808, as of December 31, 2023 and 2022, respectively (of which 84% was due to related parties and 16% to third parties, as shown below) with an original term of 5 years (with a maturity date of November 30, 2022) bearing interest at an annual rate of 15%, with principal and interest payable at maturity. Accrued interest was Ps.128,919 (US$7,631,284) and Ps.111,661 (US$5,767,168), as of December 31, 2023 and 2022, respectively (See Note 5.3 for exchange rates used). On November 23, 2021, the holders of the 2017 Junior Notes agreed to extend the maturity thereof for almost 2 years, to May 31, 2024. On October 23, 2023, the Company signed a new amendment to extend the maturity to December 31, 2026 agreeing to pay an additional amount of US$230,000 to the registered holders, in order to modify the existing terms and conditions of the original debt, which leads to classify the transaction as a modification of debt. Consequently, this additional amount adjusted the carrying amount of the liability related to this modification with the corresponding loss recognized as finance costs. Subsequently, as of December 31, 2023, the Company remeasured the amortized cost of the debt due to changes on the expectation of cash flows and recognized an additional loss. As follows the breakdown for each concept:

	Modification of debt		Remeasurement of debt
Debt - Third parties (Note 14)	Ps.	404	Ps.	249
Related parties		2,121		1,305
Total	Ps.	2,525	Ps.	1,554

As mentioned above, the holders of the 2017 Junior Notes include related parties, which includes shareholders, as well as third parties, so the total amount of the 2017 Junior Notes has been split to show the nature of the counterparty creditors. See Note 14 for further information.

Amounts outstanding under the 2017 Junior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	179,245	Ps.	175,114
Debt - Third parties (Note 14)		34,142		33,355
Total	Ps.	213,387	Ps.	208,469

The related parties were as follows:

	December 31, 2023		December 31, 2022
Key Management personnel	Ps.	104,559	Ps.	102,150
BBB Foods Inc. shareholders		59,748		58,371
Close family member of key Management		10,670		10,424
Other related parties		4,268		4,169
Total	Ps.	179,245	Ps.	175,114

c.
2020 Junior Promissory Notes: On June 30, 2020, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, whereby the Company issued promissory notes (the “2020 Junior Notes”), in the aggregate amount of US$650,000. In Mexican peso, the principal amounts were Ps.10,981 and Ps.12,585, as of December 31, 2023 and 2022, respectively (out of which 15.4% corresponded to related parties and 84.6% to third parties, as shown below) with an original term of 3 years (with a maturity date of June 30, 2023), bearing interest at an annual rate of 14%, with principal and interest payable at maturity. Accrued interest was Ps.6,887 (US$407,613) and Ps.5,012 (US$258,884), as of December 31, 2023 and 2022, respectively (See Note 5.3 for exchange rate used). On November 23, 2021, the holders of the 2020 Junior Notes agreed to extend the maturity of the 2020 Junior Notes for almost 1 year, to May 31, 2024. On October 23, 2023, the Company signed a new amendment to extend the maturity to December 31, 2026 agreeing to pay an additional amount of US$20,000 to the registered holders, in order to modify the existing terms and conditions of the original debt, which leads to classify the transaction as a modification of debt. Consequently, this additional amount adjusted the carrying amount of the liability related to this modification with the corresponding loss recognized as finance costs. Subsequently, as of December 31, 2023, the Company remeasured the amortized cost of the debt due to changes on the expectation of cash flows and recognized an additional loss. As follows the breakdown for each concept:

	Modification of debt		Remeasurement of debt
Debt - Third parties (Note 14)	Ps.	191	Ps.	109
Related parties		35		20
Total	Ps.	226	Ps.	129

As mentioned above, the holders of the 2020 Junior Notes include related parties, such as shareholders as well as third parties, so the total amount of the 2020 Junior Notes has been split to show the nature of the counterparty creditors. See Note 14 for further information.

Amounts outstanding under the 2020 Junior Notes were comprised as follows:

	December 31, 2023		December 31, 2022
Related parties	Ps.	2,749	Ps.	2,707
Debt - Third parties (Note 14)		15,118		14,890
Total	Ps.	17,867	Ps.	17,597

The related parties were as follows:

	December 31, 2023		December 31, 2022
BBB Foods Inc. shareholders	Ps.	2,749	Ps.	2,707
Total	Ps.	2,749	Ps.	2,707

d.
Covenants

The Promissory Notes contain certain provisions that limit the Company’s ability to incur additional debt; pay dividends, make certain investments, and reduce its share capital, among others. The Promissory Notes also establish minimum requirements for carrying out portfolio securitizations and limit the Company’s ability to enter into transactions with related parties. As of December 31, 2023, 2022 and 2021 the Company was in compliance with all covenants under the Promissory Notes.

As a subsequent event, between February 14 and 16, 2024, the Company repaid in full the outstanding amount of Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes, in the aggregate amount of US$288,116,421 (Ps.4,934,138 translated at a foreign exchange rate of 17.1255 Mexican pesos per U.S. dollar) with the proceeds of the IPO (see Note 23).

13.4.
Key Management personnel compensation

a) Compensation to key Management personnel during the years ended December 31, 2021 was Ps.97,936. The compensation for 2021 was paid to a third party (hired until July 31, 2021) and recognized as an expense during the corresponding reporting period.

The total compensation paid by the Company starting on August 1, 2021, amounted to Ps.57,129, and the Company incurred an expense for bonuses payable to key Management personnel for an amount of Ps.4,187 (See Note 13.1). Additionally, the Company incurred an expense for other bonuses of Ps.46,053.

The amount pending to be paid regarding bonuses as of December 31, 2023 and 2022, amounted to Ps.43,161 and Ps.44,527, respectively (See Note 13.2).

In addition, the Company incurred expenses for share-based payments during the years ended December 31, 2021 in the amount of Ps.132,456.

	December 31, 2023		December 31, 2022
Share-based payments	Ps.	334,493	Ps.	250,375
Short-term employee benefits		122,370		98,137
Other bonuses (1)		58,620		51,150
Deferred bonus (See Note 13.1)		—		11,787
	Ps.	515,483	Ps.	411,449

(1) The outstanding amount payable of these bonuses as of December 31, 2023 and 2022 is Ps.35,269 and Ps.43,834, respectively. (See Note 13.2).

b) The CEO of BBB Foods Inc. is shareholder of Bolton Partners LTD, a related party.